Trade accounts and other payables	12 Months Ended
Dec. 31, 2019
Convertible notes payable
Note 8 -Trade accounts and other payables

As of December 31, 2019 and 2018, trade and other payables consist of the following:

	December 31,	December 31,
	2019	2018
Accounts payable	$1,640,406	2,324,339
Salary payable	103,208	117,365
Other payable	60,580	386,614
Total payables	$1,804,194	$2,828,318